Additional Capital Disclosures - Summary of Capital Structure (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of Capital Structure [line items]
Equity attributable to the equity shareholders of the Company	₨ 828,309	$ 9,696	₨ 749,883
As percentage of total capital	81.00%	81.00%	82.00%
Current loans, borrowings and bank overdrafts	₨ 97,863	$ 1,146	₨ 79,166
Non-current loans and borrowings	63,954	$ 749	62,300
Current and non-current lease liabilities	30,218		23,183
Total loans, borrowings and bank overdrafts and lease liabilities	₨ 192,035		₨ 164,649
As percentage of total capital	19.00%	19.00%	18.00%
Total capital	₨ 1,020,344		₨ 914,532
Change in equity attributable to equity shareholders	10.00%	10.00%
Change in percentage of loans, borrowings and bank overdrafts and lease liabilities	17.00%	17.00%
Percentage of change, Total capital (loans and borrowings and equity)	12.00%	12.00%